Accounts Payable and Accrued Expenses - Summary of Accrued Expenses (Details) 10-Q - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Salaries, wages and bonuses	$ 469,483	$ 1,394,955	$ 975,835
Legal fees	2,663,472	124,920	529,745
Accrued Medical And Scientific Fees, Current	2,039,642	0
Accrued Game Related Costs, Current	1,440,377	0
Professional fees other than legal	1,392,473	999,599
Other accrued expenses	323,772	472,050	54,521
Accounts payable and accrued expenses	$ 8,329,219	$ 2,991,524	$ 1,901,176